Financial Risk Management - Changes of Financial Assets Classified as Level 3 (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Transfers Out of Level 1 Of Fair Value Hierarchy, Assets	₩ 368,000